Liabilities and assets under insurance contracts and reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	€ 910	€ 739	€ 765
Reinsurance ceded	(261)	(292)	(324)
Total (balance payable)	649	447	441
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	51	59	52
Reinsurance ceded	(45)	(52)	(47)
Total (balance payable)	6	7	5
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	189	206	227
Reinsurance ceded	(137)	(151)	(163)
Total (balance payable)	52	55	64
Unearned premiums and risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	126	139	140
Reinsurance ceded	(122)	(132)	(127)
Total (balance payable)	4	7	13
Mathematical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	63	67	87
Reinsurance ceded	(15)	(19)	(36)
Total (balance payable)	48	48	51
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	561	399	397
Reinsurance ceded	(59)	(55)	(86)
Total (balance payable)	502	344	311
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	23	22	20
Reinsurance ceded	(11)	(10)	(9)
Total (balance payable)	12	12	11
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	86	53	69
Reinsurance ceded	(9)	(24)	(19)
Total (balance payable)	€ 77	€ 29	€ 50